Lease commitments (Tables)	12 Months Ended
Mar. 31, 2014
Analysis of Leased Assets Under Capital Leases

An analysis of leased assets under capital leases is as follows:

	Yen in millions
	March 31,
	2013	2014
Class of property
Building	13,999	15,828
Machinery and equipment	32,252	30,770
Less - Accumulated depreciation	(23,843)	(24,985)

	22,408	21,613

Future Minimum Lease Payments Under Capital Leases Together with Present Value of Net Minimum Lease Payments

Future minimum lease payments under capital leases together with the present value of the net minimum lease payments as of March 31, 2014 are as follows:

Years ending March 31,	Yen in millions
2015	5,063
2016	3,838
2017	2,754
2018	2,314
2019	1,997
Thereafter	12,249

Total minimum lease payments	28,215
Less - Amount representing interest	(6,419)

Present value of net minimum lease payments	21,796
Less - Current obligations	(4,182)

Long-term capital lease obligations	17,614

Minimum Rental Payments Required Under Operating Leases Relating to Land, Buildings and Equipment

The minimum rental payments required under operating leases relating primarily to land, buildings and equipment having initial or remaining non-cancelable lease terms in excess of one year at March 31, 2014 are as follows:

Years ending March 31,	Yen in millions
2015	12,258
2016	10,435
2017	8,405
2018	7,054
2019	5,013
Thereafter	19,406

Total minimum future rentals	62,571